Related party balances and transactions (Details Narrative)	1 Months Ended
	Sep. 30, 2025	Jan. 31, 2025	Aug. 31, 2024
Shanghai Gouya Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Percentage disposal of interest held in subsidairy			70.00%
Halodo Shanghai Gouya Technology Company Limited [Member]
Related Party Transaction [Line Items]
Percentage disposal of interest held in subsidairy	100.00%
Fuzhou Rongheng Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Percentage disposal of interest held in subsidairy		40.00%